Significant Accounting policies, Basis of preparation and Consolidation (Details) $ in Thousands	2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended
	Jun. 06, 2016	Mar. 31, 2017	Apr. 30, 2017 USD ($)	Apr. 30, 2017 USD ($) Shareholder BoardMember	Apr. 30, 2016 USD ($) Shareholder BoardMember	Oct. 31, 2018 USD ($) Shareholder BoardMember
Basis of Preparation [Abstract]
Deferred tax assets			$ 208,253	$ 208,253	$ 198,757	$ 309,268
Deferred tax liabilities			326,731	326,731	$ 264,038	1,479,757
Impact of jurisdictional netting, non-current assets				(208,253)		(309,268)
Impact of jurisdictional netting, non-current liabilities				208,253		309,268
Associates [abstract]
Assets classified as held for sale			0	0		1,142,451
Investment in associates			$ 11,457	$ 11,457		$ 0
Open Invention Network LLC [Member]
Associates [abstract]
Interest held	14.30%	12.50%	12.50%	12.50%	14.30%	12.50%
Assets classified as held for sale						$ 9,600
Investment in associates			$ 11,457	$ 11,457	$ 12,711	$ 0
Number of equal shareholders | Shareholder				8	7	8
Number of board member each shareholder | BoardMember				1	1	1
Number of alternative board member each shareholder | BoardMember				1	1	1
Novell Japan Ltd [Member]
Subsidiaries [abstract]
Ownership interest				74.70%	71.50%	81.05%